Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

Note 6 – Property, Plant and Equipment

		December 31, 2013		December 31, 2012
(Thousands of dollars)	Estimated Useful Life	Cost	Net	Cost	Net
Land		$520,026	520,026	446,385	446,385
Ethanol facilities	20 years	67,284	1,082	163,990	83,195
Pipeline and terminal facilities	16 to 25 years	85,907	36,114	83,484	35,347
Retail gasoline stations	3 to 20 years	1,110,340	611,132	1,029,608	594,377
Buildings	20 to 45 years	17,829	8,608	3,869	2,867
Other	3 to 20 years	44,697	13,761	33,192	7,789
		$1,846,083	1,190,723	1,760,528	1,169,960

At year-end 2012, the Company wrote down its net investment in the ethanol production facility in Hereford, Texas, taking a pre-tax impairment charge of $60,988,000.  The write down was required based on expected weak ethanol production margins at the plant in future periods. Fair value was determined using a discounted cash flow model for three years, plus an estimated terminal value based on a multiple of the last year’s cash flow. Certain key assumptions used in the cash flow model included use of available futures prices for corn and ethanol products. Additional key assumptions included estimated future ethanol and distillers’ grain production levels, estimated future operating expenses, and estimated sales prices for distillers’ grain.